Estimated Aggregate Amortization Expense for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Expected Amortization Expense [Line Items]
2014	¥ 75,357
2015	61,439
2016	48,693
2017	38,435
2018	¥ 31,411